SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 29, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Accounts Receivable Allowances
The following table presents the activity in our accounts receivable allowances (in thousands):

		Additions
		Charged to
	Beginning	Costs and		Ending
	Balance	Expenses	Deductions*	Balance
Year Ended December 29, 2012:
Allowance for possible losses on accounts receivable	$2,053	$16,687	$(16,190)	$2,550

Year Ended December 31, 2011:
Allowance for possible losses on accounts receivable	$2,611	$18,144	$(18,702)	$2,053

Year Ended December 25, 2010:
Allowance for possible losses on accounts receivable	$2,897	$14,967	$(15,253)	$2,611

* Includes accounts charged off, discounts given to customers and actual customer returns and allowances.

Notes Receivable Allowances
The following table presents the activity in our notes receivable allowances (in thousands):

	Beginning Balance	Additions	Deductions	Ending Balance
Year Ended December 29, 2012:
Allowance for possible losses on Notes receivable	$-	$3,226	$-	$3,226

Estimated Useful Lives of Property, Plant, and Equipment
Property, plant, and equipment are stated at cost.  Expenditures for renewals and betterments are capitalized, and maintenance and repairs are expensed as incurred.  Amortization of assets held under capital leases is included in depreciation and amortized over the shorter of the estimated useful life of the asset or the lease term.  Depreciation is computed principally by the straight-line method over the estimated useful lives of the assets as follows:

Land improvements	5 to 15 years
Buildings and improvements	15 to 31.5 years
Machinery, equipment and office furniture	3 to 10 years

Percentage of Completion Account Balances
The following table presents the balances of percentage-of-completion accounts on December 29, 2012 and December 31, 2011 which are included in other current assets and other accrued liabilities, respectively (in thousands):

	2012	2011
Cost and Earnings in Excess of Billings	$4,981	$3,670
Billings in Excess of Cost and Earnings	2,020	2,668

Earnings Per Share Reconciliation
The computation of earnings per share ("EPS") is as follows (in thousands):

	December 29, 2012	December 31, 2011	December 25, 2010
Numerator:
Net earnings attributable to controlling interest	$23,934	$4,549	$17,411
Adjustment for earnings allocated to non-vested restricted common stock	(210)	(38)	(6)
Net earnings for calculating EPS	$23,724	$4,511	$17,405
Denominator:
Weighted average shares outstanding	19,800	19,572	19,452
Adjustment for non-vested restricted common stock	(173)	(165)	(220)
Shares for calculating basic EPS	19,627	19,407	19,232
Effect of dilutive stock options	6	126	244
Shares for calculating diluted EPS	19,633	19,533	19,476
Net earnings per share:
Basic	$1.21	$0.23	$0.91
Diluted	$1.21	$0.23	$0.89